SCHEDULE OF GOLD IN BULLION (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balalnce, ounce | oz	239
Beginning balalnce, cost	$ 1,884
Beginning balalnce, fair value	437,212
Investments in gold bullion, ounce | oz		239
Investments in gold bullion, cost		$ 1,884
Investment in Gold bullion, fair value		$ 450,216
Net change in unrealized depreciation, ounce | oz
Net change in unrealized depreciation, cost
Net change in unrealized depreciation, fair value		$ (13,004)
Net change in unrealized loss, ounce | oz
Net change in unrealized loss, cost	$ 38
Net change in unrealized loss, fair value	$ 38
Ending balance, ounce | oz	239	239
Ending balance, cost	$ 1,829	$ 1,884
Ending balance, fair value	$ 437,251	$ 437,212